Guarantor Subsidiaries - Additional Information (Detail) (7.375% Senior Secured Notes [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
Jun. 30, 2012
7.375% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Senior secure notes issued	$ 210,000
Senior secured note interest rate	7.375%
Senior secured notes maturity date	May 15, 2019